Equity - Non-controlling interests - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Disclosure of reserves within equity [line items]
Proportion of ownership interests in Subsidiary	100.00%
Increase/(decrease) through transactions with owners	£ 26
Non-controlling interests [member]
Disclosure of reserves within equity [line items]
Increase/(decrease) through transactions with owners	31
Total [member]
Disclosure of reserves within equity [line items]
Increase/(decrease) through transactions with owners	£ (5)
United Spirits Limited [member]
Disclosure of reserves within equity [line items]
Proportion of ownership interests in Subsidiary	54.78%
Proportion of ownership interests in Subsidiary held by non-controlling interests	43.91%
Country of incorporation	India
Ketel One [member]
Disclosure of reserves within equity [line items]
Proportion of ownership interests in Subsidiary	50.00%
Country of incorporation	Netherlands
Guinness Nigeria [Member]
Disclosure of reserves within equity [line items]
Proportion of ownership interests in Subsidiary	58.02%	54.32%
Guinness Nigeria [Member] | Non-controlling interests [member]
Disclosure of reserves within equity [line items]
Increase/(decrease) through transactions with owners	£ 31
Guinness Nigeria [Member] | Total [member]
Disclosure of reserves within equity [line items]
Increase/(decrease) through transactions with owners	£ (5)
Serengeti breweries limited [member]
Disclosure of reserves within equity [line items]
Proportion of ownership interests in Subsidiary held by non-controlling interests	60.76%	68.53%
Serengeti breweries limited [member] | Total [member]
Disclosure of reserves within equity [line items]
Increase/(decrease) through transactions with owners	£ (72)